Consolidated Statement of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 90,049	$ 70,193	$ 37,054
Cost of sales (exclusive of amortization of intangible assets)	(34,908)	(26,264)	(17,835)
Gross profit	55,141	43,929	19,219
Research and development expenses	(10,552)	(6,376)	(5,497)
Selling and marketing expenses	(40,981)	(36,915)	(25,704)
General and administrative expenses	(22,801)	(23,010)	(23,308)
Amortization of intangible assets	(4,905)	(4,494)	(3,169)
Other operating (expense) income, net	(624)	(461)	559
Operating loss	(24,722)	(27,327)	(37,900)
Financial income	2,357	2,570	241
Financial expenses	(15,322)	(18,342)	(6,385)
Loss before income tax	(37,687)	(43,099)	(44,044)
Income tax	(382)	(1)
Loss for the year attributable to owners of the parent	$ (38,069)	$ (43,100)	$ (44,044)
Loss per share attributable to owners of the parent
Basic (in Dollars per share)	$ (1.16)	$ (1.66)	$ (2.78)
Diluted (in Dollars per share)	$ (1.16)	$ (1.66)	$ (2.78)